SEGMENT INFORMATION - Narrative (Details) CUSTOMER in Millions, $ in Millions			3 Months Ended		12 Months Ended
	Oct. 01, 2025 USD ($) MW	Jul. 16, 2025 USD ($)	Mar. 31, 2026 USD ($) MW CUSTOMER Segment	Mar. 31, 2025 Segment	Dec. 31, 2025 USD ($) MW CUSTOMER Segment	Dec. 31, 2024 Segment
Segment Reporting Information [Line Items]
Number Of Reportable Segments Not Disclosed Flag			reportable segments		reportable segments
Number of customers | CUSTOMER					1.2
Number of Reportable Segments | Segment			1	2	1	2
FEV | Global Holding
Segment Reporting Information [Line Items]
Proceeds from investments sold | $		$ 47.5
Solar Generation Project | MP and PE | WVPSC
Segment Reporting Information [Line Items]
Public utilities, near-term market capacity purchases (in MV's)	70
Solar Generation Project | MP and PE | West Virginia | WVPSC
Segment Reporting Information [Line Items]
Public utilities, near-term market capacity purchases (in MV's)	70
Natural Gas Generation Project | MP and PE | WVPSC
Segment Reporting Information [Line Items]
Public utilities, near-term market capacity purchases (in MV's)	1,200
Natural Gas Generation Project | MP and PE | West Virginia | WVPSC
Segment Reporting Information [Line Items]
Public utilities, near-term market capacity purchases (in MV's)	1,200
Estimated initial investment | $	$ 2,500.0
Distribution
Segment Reporting Information [Line Items]
Number of customers | CUSTOMER			4.3		4.3
Integrated
Segment Reporting Information [Line Items]
Number of customers | CUSTOMER			2.0		2.0
Plant Capacity			3,610		3,610
Integrated | Solar Generation Project | MP and PE
Segment Reporting Information [Line Items]
Number of completed solar sites			3		3
Integrated | Solar Generation Project | MP and PE | West Virginia
Segment Reporting Information [Line Items]
Plant Capacity			30		30
Other Business Operations | FE
Segment Reporting Information [Line Items]
Long-term debt and other long-term obligations | $			$ 7.0		$ 6,800.0
Other Business Operations | OVEC
Segment Reporting Information [Line Items]
Plant Capacity			67		67